FAIR VALUE MEASUREMENT - Carrying value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENT
Impairment charges for property, plant and equipment	$ 60,330	$ 6,084	$ 11,854
Impairment loss of project assets	1,674	17,152	$ 369
Long-term borrowings	813,406	523,634
Convertible notes	$ 225,977	$ 224,675